Cover	Aug. 31, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 31, 2026
Entity File Number	333-199108
Entity Registrant Name	SUMMIT NETWORKS INC.
Entity Central Index Key	0001619096
Entity Tax Identification Number	35-2511257
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1221 Brickell Avenue
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	305
Local Phone Number	347-5158
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true